Expense Example {- Fidelity International Real Estate Fund} - 07.31 Fidelity International Real Estate Fund Retail PRO-07 - Fidelity International Real Estate Fund - Fidelity International Real Estate Fund
Sep. 29, 2020 USD ($)
Expense Example:
1 year	$ 102
3 years	318
5 years	552
10 years	$ 1,225